Shareholders' Equity	6 Months Ended
Jun. 30, 2024
Shareholders' Equity
Shareholders' Equity

Note 18 - Shareholders’ Equity

(a)	Share Capital

The Company’s authorized capital stock includes an unlimited number of common shares (192,426,697 common shares issued and outstanding as at June 30, 2024) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital for the periods ended June 30, 2024 and December 31, 2023 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2023	191,892,691	$5,695.3
Exercise of stock options	61,000	3.8
Dividend reinvestment plan	221,351	29.1
Balance at December 31, 2023	192,175,042	$5,728.2

Balance at January 1, 2024	192,175,042	$5,728.2
Exercise of stock options	69,432	3.5
Vesting of restricted share units	16,640	2.4
Dividend reinvestment plan	165,583	19.8
Balance at June 30, 2024	192,426,697	$5,753.9

(b)	Dividends

For the three months ended June 30, 2024, the Company declared dividends of $0.36 per common share (Q2 2023 – $0.34). For the six months ended June 30, 2024, the Company declared dividends of $0.72 per common share (H1 2023 – $0.68). Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Cash dividends	$60.3	$58.6	$119.2	$116.4
DRIP dividends	9.3	6.9	19.8	14.5
	$69.6	$65.5	$139.0	$130.9